OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease payment obligation (note 18 (b))	$ 17,647	$ 13,216	$ 13,945
Total other liabilities	6,473	11,032
Other Liabilitie [Member]
IfrsStatementLineItems [Line Items]
NSR royalty (note 18 (a))	1,286	971
Lease payment obligation (note 18 (b))	24,120	24,251
Total other liabilities	25,406	25,222
Current	18,933	14,190
Non-current	$ 6,473	$ 11,032